SPECIAL TERMINATION ARRANGEMENTS - (Details) - Post Employment Benefits - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SPECIAL TERMINATION ARRANGEMENTS
Post-employment benefits	$ 1,146,516	$ 1,289,981
Amounts charged to profit or loss	140,695	718,688
Balances at the beginning	1,289,981	829,507
Charged to profit or loss	140,695	718,688
Benefits paid to participants	(284,160)	(258,214)
Balances at closing	$ 1,146,516	$ 1,289,981